Convertible debentures (Details) - USD ($)	Aug. 31, 2019	Nov. 30, 2018
Convertible debenture payable	$ 1,525,220	$ 1,790,358
Convertible Debenture Payable 1
Convertible debenture payable	1,050,000	0
Convertible Debenture Payable 2
Convertible debenture payable	0	1,350,000
Convertible Debenture Payable 3
Convertible debenture payable	464,968	440,358
Convertible Debenture Payable 4
Convertible debenture payable	$ 10,252	$ 0